UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period:  February 29, 2024

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund

Institutional Class – GCSVX

SEMI-ANNUAL REPORT
February 29, 2024

https://www.genevacap.com/strategies/smid

GENEVA SMID CAP GROWTH FUND

Dear Shareholders:

Geneva Capital Management LLC (“Geneva”), a U.S. registered investment adviser, is the adviser to the Geneva SMID Cap Growth Fund. For the six month period ended February 29, 2024, the Geneva SMID Cap Growth Fund (the “Fund”) returned 11.74% vs 11.80% for the Russell 2500 Growth Index, underperforming by 0.06%.

Equity markets were strong during the period, especially the months of November and December as investors were speculating the Fed would be cutting rates six or more times in 2024 and this drove equity markets higher. The most speculative companies in the markets, nonearners and the most highly levered companies, were the biggest beneficiaries as they are most advantaged from the lower rate environment. Given the Fund’s focus on identifying high quality growth companies this was a headwind to relative performance. Entering 2024 rate expectations changed as inflation data came in higher than expected and employment numbers stayed strong. As of the end of February markets are now expecting somewhere around three rate cuts in 2024 as inflation remains sticky, employment continues to be solid and US growth surprises to the upside. As we said last period, it’s been relatively easy to go from high-single digit inflation down to low-single digit inflation but getting down below 3% and back to 2% is going to prove more difficult. One factor keeping inflation stronger has been the resiliency of the consumer; spending continues to increase (3% growth in Q4-23) and although this is a deceleration from past quarters it still remains strong, and consumers continue to work down excess savings. In addition, the misery index (which uses CPI inflation and the unemployment rates as a measure of consumer well-being) has declined from 10% in January 2023 to 7% today, bringing it below its 40-year average of ~8.5%. A strong wage environment for employees combined with a willingness to spend and higher levels of consumer confidence should bode well for positive economic growth this year. Having said that, we continue to be cautious as the lagged impact of higher rates continues to work through the system and we expect the upcoming US Presidential election to cause market volatility. Navigating these markets will continue to be difficult and this is why now more than ever we believe it’s important to invest in high quality companies that have great management teams, conservative balance sheets and high sustainable growth rates.

At the Fund level, performance was slightly behind the benchmark due to quality headwinds in the technology and health care industries. At the industry level the greatest detractors from relative performance were technology, health care and consumer discretionary. Within technology the weakness was the result of not owning some of the AI (artificial intelligence) related companies and one company, MicroStrategy, which holds a substantial amount of Bitcoin on their balance sheet. Within healthcare the low-quality headwinds mentioned above were most pronounced in the biotechnology space and this was a nearly 200 basis points (bps)  headwind to performance. The greatest contributors to relative performance at the industry level were industrials, basic materials and energy. The relative contribution from energy was the result of the Fund not having any exposure to the industry. At the individual stock level the greatest detractors from relative performance were Paycom Software, Fox Factory Holding and Exponent. The greatest contributors to relative performance were Fair Isaac Corp, Axon Enterprise and Monolithic Power Systems.

The performance shown represents past performance. Past performance is no guarantee of future results.

Mutual Fund investing involves risk. Principal loss is possible. Small- and Mid- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

GENEVA SMID CAP GROWTH FUND

The opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The specific securities identified and described do not represent all of the securities purchased, sold, or recommended for the Fund and no assumptions should be made that the securities identified and discussed were or will be profitable. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future holdings are subject to change and risk. Please see the Schedule of Investments in this report for a full list of holdings.

The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and one cannot invest directly in it.

The Misery Index is a measure of economic distress felt by consumers; the Index is calculated by summing the seasonally adjusted rate of unemployment and the annual inflation rate.

Must be preceded or accompanied by the fund’s current prospectus.

The Geneva SMID Cap Growth Fund is distributed by Quasar Distributors, LLC

GENEVA SMID CAP GROWTH FUND

Expense Example (Unaudited)
February 29, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense examples is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(2/29/2024)	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
Institutional Class
Actual(2)	0.85%	$1,000.00	$1,117.40	$4.47
Hypothetical
(5% annual return before expenses)	0.85%	$1,000.00	$1,020.64	$4.27

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/366 to reflect its six-month period.
(2)	Based on the actual returns for the period from September 1, 2023 through February 29, 2024, of 11.74% for the Institutional Class.

GENEVA SMID CAP GROWTH FUND

Allocation of Portfolio(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Top 10 Equity Holdings(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Copart, Inc.	5.73%
Axon Enterprise, Inc.	5.52%
Fair Isaac Corp.	4.85%
Monolithic Power Systems, Inc.	3.93%
ExlService Holdings, Inc.	3.85%
Exponent, Inc.	3.60%
Kinsale Capital Group, Inc.	3.55%
CoStar Group, Inc.	3.54%
RBC Bearings, Inc.	3.54%
Pool Corp.	3.44%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited)
February 29, 2024

	Shares	Value
COMMON STOCKS – 95.45%

Apparel Retailers – 2.24%
Burlington Stores, Inc.(a)	3,529	$723,798

Building Climate Control – 6.34%
AAON, Inc.	12,579	1,056,384
Watsco, Inc.	2,525	995,153
		2,051,537
Building Materials Other – 2.60%
Trex Co., Inc.(a)	9,162	840,705

Building, Roofing/Wallboard and Plumbing – 3.07%
Advanced Drainage Systems, Inc.	6,095	994,948

Computer Services – 2.18%
EPAM Systems, Inc.(a)	2,321	706,512

Consumer Services Miscellaneous – 5.73%
Copart, Inc.(a)	34,911	1,855,520

Defense – 5.52%
Axon Enterprise, Inc.(a)	5,809	1,785,512

Diversified Retailers – 2.01%
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,131	651,862

Electronic Equipment Gauges and Meters – 3.11%
Keysight Technologies, Inc.(a)	6,529	1,007,425

Engineering and Contracting Services – 3.60%
Exponent, Inc.	14,388	1,163,845

Food Products – 1.64%
J & J Snack Foods Corp.	3,651	529,687

Insurance Brokers – 2.77%
Ryan Specialty Holdings, Inc.	17,116	896,536

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

	Shares	Value
Investment Services – 1.26%
MarketAxess Holdings, Inc.	1,914	$408,467

Medical Equipment – 4.84%
Globus Medical, Inc. – Class A(a)	10,112	545,947
Repligen Corp.(a)	5,253	1,019,029
		1,564,976
Medical Services – 1.34%
Certara, Inc.(a)	25,668	433,276

Medical Supplies – 2.54%
Bio-Techne Corp.	11,185	822,880

Metal Fabricating – 3.54%
RBC Bearings, Inc.(a)	4,194	1,144,249

Nondurable Household Products – 2.67%
Church & Dwight Co., Inc.	8,619	862,934

Production Technology Equipment – 2.13%
Novanta, Inc.(a)(b)	3,991	690,204

Professional Business Support Services – 8.70%
ExlService Holdings, Inc.(a)	40,083	1,247,383
Fair Isaac Corp.(a)	1,235	1,568,339
		2,815,722
Property and Casualty Insurance – 3.55%
Kinsale Capital Group, Inc.	2,226	1,149,017

Real Estate Services – 3.54%
CoStar Group, Inc.(a)	13,166	1,145,837

Recreational Products – 3.44%
Pool Corp.	2,796	1,113,144

Semiconductors – 3.93%
Monolithic Power Systems, Inc.	1,765	1,270,871

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

	Shares	Value
Software – 8.43%
Alarm.com Holdings, Inc.(a)	8,036	$608,245
Descartes Systems Group, Inc.(a)(b)	8,361	724,648
DoubleVerify Holdings, Inc.(a)	13,700	423,193
Tyler Technologies, Inc.(a)	2,226	973,074
		2,729,160
Specialty Chemicals – 3.25%
Balchem Corp.	6,692	1,051,915

Transaction Processing Services – 1.48%
I3 Verticals, Inc. – Class A(a)	22,478	479,006
Total Common Stocks
(Cost $26,975,722)		30,889,545

CONTINGENT VALUE RIGHTS – 0.00%
Abiomed – J&J(a)(c)	169	182
Total Contingent Value Rights
(Cost $—)		182

MONEY MARKET FUNDS – 4.42%
First American Government Obligations Fund, Class X, 5.23%(d)	1,429,703	1,429,703
Total Money Market Funds
(Cost $1,429,703)		1,429,703

Total Investments
(Cost $28,405,425) – 99.87%		32,319,430
Other Assets in Excess of Liabilities – 0.13%		42,421
Total Net Assets – 100.00%		$32,361,851

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Level three security. See Note 2 in the Notes to Financial Statements.
(d)	The rate quoted is the annualized seven-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
February 29, 2024

ASSETS:
Investments, at value (Cost $28,405,425)	$32,319,430
Cash	17,001
Receivable for investments sold	216,916
Dividends and interest receivable	9,625
Prepaid expenses and other assets	34,282
Total assets	32,597,254

LIABILITIES:
Payable for investments purchased	189,019
Payable for fund administration fees	20,811
Payable for audit fees	9,126
Payable for transfer agent fees and expenses	6,055
Payable for compliance fees	2,669
Payable to Adviser	911
Payable for custodian fees	748
Payable for legal fees	320
Accrued expenses and other liabilities	5,744
Total liabilities	235,403

NET ASSETS	$32,361,851

NET ASSETS CONSIST OF:
Paid-in capital	$28,491,821
Total distributable earnings	3,870,030
Total net assets	$32,361,851

Institutional Class
Shares
Net assets	$32,361,851
Shares issued and outstanding(1)	3,399,520
Net asset value, offering and redemption price per share	$9.52

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 29, 2024

INVESTMENT INCOME:
Dividend income	$28,591
Interest	22,567
Total investment income	51,158

EXPENSES:
Investment advisory fees (See Note 3)	65,236
Fund administration and accounting fees (See Note 3)	56,129
Transfer agent fees (See Note 3)	17,765
Audit fees	9,125
Legal fees	9,039
Compliance fees (See Note 3)	8,348
Trustees’ fees (See Note 3)	5,222
Federal and state registration fees	4,104
Custodian fees (See Note 3)	2,935
Reports to shareholders	2,766
Other	4,542
Total expense before reimbursement	185,211
Less: Expense reimbursement by Adviser (See note 3)	(115,896)
Net expenses	69,315
NET INVESTMENT LOSS	(18,157)

REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	93,770
Net change in unrealized appreciation on investments	3,968,558
Net realized and change in unrealized gain on investments	4,062,328
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,044,171

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
OPERATIONS:
Net investment loss	$(18,157)	$(5,000)
Net realized gain (loss) on investments	93,770	(75,005)
Change in unrealized appreciation on investments	3,968,558	227,880
Net increase in net assets resulting from operations	4,044,171	147,875

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	26,267,453	104,245

NET INCREASE IN NET ASSETS	30,311,624	252,120

NET ASSETS:
Beginning of period	2,050,227	1,798,107
End of period	$32,361,851	$2,050,227

(1)	A summary of capital shares is as follows:

	Six Months Ended
	February 29, 2024		Year Ended
	(Unaudited)		August 31, 2023
SHARE TRANSACTIONS:
Institutional Class	Shares	Amount	Shares	Amount
Issued	3,158,867	$26,267,573	13,053	$104,935
Redeemed	(15)	(120)	(85)	(690)
Net increase in shares outstanding	3,158,852	$26,267,453	12,968	$104,245

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Financial Highlights

	Six Months Ended		For the
	February 28, 2024	Year Ended	Period Ended
	(Unaudited)	August 31, 2023	August 31, 2022(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$8.52	$7.90	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.01	0.64	(2.06)
Total from investment operations	1.00	0.62	(2.10)
Net asset value, end of period	$9.52	$8.52	$7.90

TOTAL RETURN(3)	11.74%	7.85%	-21.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,362	$2,050	$1,798
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	2.27%	13.45%	15.13%
After expense reimbursement(4)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(4)	(0.22)%	(0.27)%	(0.43)%
Portfolio turnover rate(3)(5)	9%	17%	14%

(1)	Inception date of the Fund was September 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited)
February 29, 2024

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser is Geneva Capital Management LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”).

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund commenced operations on September 3, 2021. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15% . Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of February 29, 2024, Investor Class shares are not available for purchase.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non- exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy. In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 29, 2024:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$30,889,545	$—	$—	$30,889,545
Contingent Value Rights	—	—	182	182
Money Market Funds	1,429,703	—	—	1,429,703
	$32,319,248	$—	$182	$32,319,430

(1)	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 8/31/2023	$175
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	7
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 2/29/2024	$182
Net change in unrealized appreciation of Level 3 assets as of February 29, 2024	$7

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock.  This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techniques and inputs used.  Level 3 investments totaled 0.00% of the Fund’s net assets.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

D.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

E.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees and shareholder servicing fees – Investor Class (see Note 5), acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2024 – August 2025	$216,490
September 2025 – August 2026	237,625
September 2026 – February 2027	115,896

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 29, 2024, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

As of August 31, 2023, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$2,149,391
Gross unrealized appreciation	$253,408
Gross unrealized depreciation	(321,375)
Net unrealized depreciation	(67,967)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(106,174)
Total accumulated loss	$(174,141)

*	Represents cost for federal income tax purposes and differs from cost for financial reporting due to wash sales.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

As of August 31, 2023, the Fund had $54,502 in short-term capital loss carryovers and $48,325 in long-term capital loss carryovers which will be permitted to carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended August 31, 2023, the Fund had $3,347 of deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended February 29, 2024, and the year ended August 31, 2023.

5.  DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor Class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually.  As of February 29, 2024, Investor Class shares were not available for purchase.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers, and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. As of February 29, 2024, Investor Class shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended February 29, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	26,314,807	1,458,972

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2024, one beneficial owner owned 88.70% of the outstanding shares of the Fund.

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

GENEVA SMID CAP GROWTH FUND

Statement Regarding Liquidity Risk Management Program (Unaudited)
February 29, 2024

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Geneva Capital Management LLC (the “Adviser”), the investment adviser to the Geneva SMID Cap Growth Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 25-26, 2023, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2022 through May 31, 2023 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited)
February 29, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-213-2973.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at https://www.sec.gov/.

GENEVA SMID CAP GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintain physical, electronic, and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-213-2973.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    5/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    5/6/2024

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date    5/6/2024